Financial instruments - Functional Currency (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Cash and cash equivalents
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge asset	$ 8,973
Accounts receivable
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge asset	1,229
Accounts payable
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge liability	5,519
Long-term debt, including current portion
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge liability	34,243
Long-term royalty payable, including current portion
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge liability	$ 20,935